Contingent Liabilities and Financial Commitments - Summary of Engle Progeny Cases (Details) - 36 months ended Dec. 31, 2020 £ in Millions	GBP (£) Trial AdverseJudgement	USD ($) Trial AdverseJudgement
Disclosure Of Commitments And Contingencies [Line Items]
Number of adverse judgments appealed by RJRT	26	26
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials | Trial	71	71
Number of trials resulting in plaintiffs’ verdicts | Trial	33	33
Subsidiaries | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total damages awarded in final judgments against RJRT	£ 243.0	$ 332,210,000
Loss contingency amount of overall damages comprising compensatory damages	78.7	107,621,000
Amount of punitive damages	£ 164.3	$ 224,589,000
Number of adverse judgments appealed by RJRT	24	24
Number of adverse judgments, in which RJRT still has time to file an appeal	0	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	8	8